Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Schedule of assets under capital leases

Future minimum lease commitments during each of the five years following December 31, 2016 and thereafter are as follows:

	(In millions)
	Capital Leases	Operating leases
2017	$6.6	$15.8
2018	4.3	11.9
2019	4.3	8.0
2020	3.9	5.4
2021	0.7	3.8
Thereafter	—	17.6

Total minimum lease payments	19.8	$62.5

Amounts representing interest	(1.0)

Present value of minimum lease payments	18.8
Current maturities	(6.1)

Long-term capital lease obligation	$12.7

Future minimum lease commitments

Assets recorded under capital leases are included in property, plant and equipment and consist of the following:

	December 31, 2016	December 31, 2015
Machinery and equipment	$20.4	$16.2
Less accumulated depreciation	2.3	0.5

	$18.1	$15.7